SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

20. SEGMENT REPORTING

We have one operating and reporting segment: HVAC/R distribution. This sole line of business focuses exclusively on the distribution of air conditioning, heating, and refrigeration equipment and related parts and supplies. Our single reportable segment entity is managed on a consolidated basis, with the CEO serving as the chief operating decision maker (“CODM”). On a monthly basis the CODM reviews financial information presented on a consolidated basis, as reported in the consolidated statements of income, and uses consolidated operating income and net income to assess performance and allocate resources. The CODM does not receive information that is disaggregated or presented outside of the consolidated statement of income.

Significant expenses within operating income and net income include cost of sales and selling, general and administrative expenses, which are each separately presented in the consolidated statements of income. Other segment items within net income include interest and income taxes.

Our operations are primarily within the United States, including Puerto Rico, Canada, and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin. See Note 3 for revenues disaggregated by geographical regions and major product line and Note 21 for geographical information of long-lived assets.